Dreyfus Premier
Core Bond Fund

ANNUAL REPORT October 31, 2001



The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             8   Statement of Investments

                            22   Statement of Financial Futures

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            27   Financial Highlights

                            31   Notes to Financial Statements

                            39   Report of Independent Auditors

                            40   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier

                                                                 Core Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Core Bond Fund covers the period from November 1, 2000 through October 31, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with Michael Hoeh, portfolio manager and a member of the Dreyfus Taxable Fixed Income Team that manages the fund.

It is impossible to discuss the economic and market events of the reporting period without addressing the devastating terrorist attacks of September 11, 2001. On behalf of The Dreyfus Corporation, I would like to extend heartfelt sympathies to all who have been touched by these tragedies and assure you that we continue to support the relief efforts.

Even before September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates to their lowest levels in more than seven years. Since the attacks, the Fed has reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events may have prolonged existing economic weakness, but we believe that the U.S. may begin to see economic recovery in the months ahead. In the meantime, there is little doubt that high quality, taxable bond yields will remain relatively low and that the investment environment in general will continue to be challenging.

Given the current market environment, now might be a good time to ensure that your investments are appropriately allocated and diversified for the long term. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation

November 15, 2001




DISCUSSION OF FUND PERFORMANCE

Michael Hoeh, Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2001, the fund's Class A shares achieved a total return of 10.42% and distributed income dividends totaling $0.9691 per share. The fund's Class B shares achieved a 9.80% total return and distributed income dividends totaling $0.8878 per share. Class C and Class R shares achieved total returns of 9.54% and 10.67%, respectively, and distributed income dividends per share totaling $0.8474 and $1.0033, respectively.(1) This performance compares to the total return of 14.59% provided by the fund's benchmark, the Merrill Lynch Domestic Master Index.(2)

The fund' s and market' s strong absolute returns were the result of falling interest rates in a weakening U.S. economy during the reporting period. Toward the middle of the reporting period, we expected the economy to begin to improve, and we positioned the fund accordingly. However, the September 11 terrorist attacks delayed any prospect of recovery, hurting the fund's performance during the latter portion of the reporting period and, ultimately, the fund's return relative to its benchmark.

What is the fund's investment approach?

The fund seeks a high total return, which includes both capital appreciation and current income. At least 65% of the fund must be invested in investment-grade, fixed-income securities, which include U.S. Treasury securities, U.S. government agency securities, corporate bonds, mortgage- and asset-backed securities, convertible securities and preferred stocks. The remaining 35% may be invested in bonds of below investment-grade credit quality, also known as high yield securities.

Our investment approach emphasizes:

* FUNDAMENTAL ECONOMIC ANALYSIS. Our review of U.S. economic conditions helps us establish the portfolio' s average duration, which is

                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

a measure of sensitivity to interest-rate changes. If interest rates appear to be rising, we will generally reduce the fund's average duration to keep cash available for the purchase of higher yielding securities as they become available. If interest rates appear to be declining, we may increase the fund's average duration to lock in prevailing yields.

* SECTOR ALLOCATION. We allocate assets among the various sectors of the fixed-income marketplace according to their relative attractiveness under prevailing and expected economic conditions.

* SECURITY SELECTION. We choose individual securities according to factors that include their yields, prices, liquidity and the financial health of the issuer.

What other factors influenced the fund's performance?

When the reporting period began, falling corporate profits and a declining stock market were already contributing to economic weakness. In an effort to reinvigorate the economy, the Federal Reserve Board reduced short-term interest rates nine times during the reporting period for a total reduction of 4.00 percentage points.

During the summer, we began to detect signs that the rate cuts were having a positive effect on the economy. Consumer spending remained robust, the housing market was strong and business inventories reached more normal levels. As a result, we positioned the fund for the start of a recovery. This relatively aggressive stance included an emphasis on corporate bonds rated triple-B and lower. We concentrated the fund' s high yield bond holdings among industrial issuers, such as telecommunications and media companies that had been hard-hit during the economic downturn.

Then, something happened that no one could have reasonably predicted: terrorists attacked the United States. Consumer spending plunged in the immediate aftermath, removing one of the few remaining pillars of economic strength and delaying any prospect of economic recovery. These unexpected events caused many investors to flee to rel-

atively safe havens, such as U.S. Treasury securities, and lower rated corporate bonds languished. Although no fund holdings defaulted during the reporting period, two had their credit ratings downgraded.

On the other hand, the fund' s performance benefited from several strategic decisions, including less exposure than the Index to mortgage collateral securities, which suffered as homeowners rushed to refinance their mortgages at low rates. The fund also benefited from its above-average exposure to asset-backed and commercial mortgage-backed securities, which performed well during the period.

What is the fund's current strategy?

We have maintained the fund's relatively aggressive stance, because we believe it makes little sense to sell high yield bonds at depressed prices. In our view, the probability of an economic recovery has not been eliminated, but merely delayed.

Accordingly, as of October 31, 2001, 41% of the fund's assets were allocated to corporate securities, 11% to U.S. government agency securities, 20% to residential mortgage-backed securities, 12% to commercial mortgage-backed securities, 9% to asset-backed securities, 3% to stocks and 4% to preferred securities.

November 15, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MERRILL LYNCH DOMESTIC MASTER INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK COMPOSED OF U.S. TREASURY AND AGENCY, AND MORTGAGE AND INVESTMENT-GRADE CORPORATE SECURITIES WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Premier Core Bond Fund Class A shares and the Merrill Lynch Domestic Master Index

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN CLASS A SHARES OF DREYFUS PREMIER CORE BOND FUND ON 10/31/91 TO A $10,000 INVESTMENT MADE IN THE MERRILL LYNCH DOMESTIC MASTER INDEX (THE "INDEX") ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. PERFORMANCE FOR CLASS B, CLASS C AND CLASS R SHARES WILL VARY FROM THE PERFORMANCE OF CLASS A SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

THE FUND INVESTS PRIMARILY IN FIXED-INCOME SECURITIES OF DOMESTIC AND FOREIGN ISSUERS. THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT THE MAXIMUM INITIAL SALES CHARGE ON CLASS A SHARES AND ALL OTHER APPLICABLE FEES AND EXPENSES. UNLIKE THE FUND, THE INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK COMPOSED OF U.S. GOVERNMENT, MORTGAGE AND BBB OR HIGHER RATED CORPORATE SECURITIES WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR; U.S. TREASURY SECURITIES IN THE INDEX MUST HAVE PAR AMOUNTS OUTSTANDING GREATER THAN OR EQUAL TO $1 BILLION AND CORPORATE AND GENERIC MORTGAGE-BACKED SECURITIES $100 MILLION PER COUPON. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.



Average Annual Total Returns AS OF 10/31/01



                                                              Inception                                                    From
                                                                Date          1 Year         5 Years        10 Years     Inception
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
WITH MAXIMUM SALES CHARGE (4.5%)                                                5.47%         6.80%           7.98%
WITHOUT SALES CHARGE                                                           10.42%         7.79%           8.48%

CLASS B SHARES
WITH APPLICABLE REDEMPTION CHARGE ((+))                        3/1/00           5.80%          --              --          6.66%
WITHOUT REDEMPTION                                             3/1/00           9.80%          --              --          8.94%

CLASS C SHARES
WITH APPLICABLE REDEMPTION CHARGE ((+)(+))                     3/1/00           8.54%          --              --          8.44%
WITHOUT REDEMPTION                                             3/1/00           9.54%          --              --          8.44%

CLASS R SHARES                                                 3/1/00          10.67%          --              --          9.66%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))    THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 4%.
         AFTER SIX YEARS CLASS B SHARES CONVERT TO CLASS A SHARES.

((+)(+)) THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1%
         FOR SHARES REDEEMED WITHIN ONE YEAR OF THE DATE OF PURCHASE.



                                                             The Fund


October 31, 2001



STATEMENT OF INVESTMENTS




                                                                                               Principal
BONDS AND NOTES--96.8%                                                                         Amount(a)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
AIRCRAFT AND AEROSPACE--2.4%

America West Airlines Pass-Through Trust,

  Pass-Through Ctfs.,

   Ser. 1997-1, Cl. C, 7.53%, 2004                                                            5,478,075                5,481,061

BE Aerospace,

   Sr. Sub. Notes, Ser. B, 8.875%, 2011                                                       4,179,000                3,155,145

Goodrich (BF),

   Notes, 7%, 2038                                                                           11,523,000                9,898,187

Hexcel,

   Sr. Sub. Notes, 9.75%, 2009                                                                1,994,000                1,106,670

Pegasus Aviation Lease Securitization,

  Asset-Backed Ctfs.,

   Ser. 2000-1, Cl. A1, 3.045%, 2015                                                          1,817,411  (b,c)         1,816,275

US Airways,

  Enhanced Equipment Notes,

   Ser. C, 8.93%, 2009                                                                        1,439,570                1,169,385

United Technologies,

   Notes, 4.875%, 2006                                                                        6,265,000                6,325,952

                                                                                                                      28,952,675

ASSET-BACKED CTFS.--4.5%

Conseco Finance Securitizations:

   Ser. 2000-1, Cl. A3, 7.3%, 2031                                                            2,500,000                2,610,356

   Ser. 2000-6, Cl. A1, 6.43%, 2032                                                           2,096,462                2,134,881

   Ser. 2000-B, Cl. AF4, 7.87%, 2031                                                          9,100,000                9,651,688

   Ser. 2000-B, Cl. AF5, 8.15%, 2031                                                          1,750,000                1,898,750

   Ser. 2001-1, Cl. A1B, 5.01%, 2032                                                          3,828,296                3,888,945

   Ser. 2001-A, Cl. IIA2, 6.52%, 2032                                                        14,830,000               15,517,371

   Ser. 2001-C, Cl. A4, 6.19%, 2030                                                           7,600,000                7,830,375

Fidelity Equipment Lease Trust,

   Ser. 1999-2, Cl. A3, 6.96%, 2004                                                           4,952,208  (b)           5,159,583

Nomura Depositor Trust,

   Ser. 1998-ST1, Cl. A5, 3.77%, 2034                                                         3,800,000  (b,c)         3,732,906

The Money Store Home Equity Trust,

   Ser. 1998-B, Cl. AF8, 6.11%, 2010                                                          2,868,925                2,997,136

                                                                                                                      55,421,991

ASSET-BACKED CTFS./FINANCE--.3%

Discover Card Master Trust I,

   Ser. 1998-7, Cl. A, 5.6%, 2006                                                             3,000,000                3,143,070

ASSET-BACKED CTFS./HOME EQUITY LOANS--2.9%

Conseco Finance Home Loan Trust,

   Ser. 2000-E, Cl. A5, 8.02%, 2031                                                           9,000,000                9,912,240


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED CTFS./HOME EQUITY LOANS (CONTINUED)

Countrywide,

   Ser. 2001-1, Cl. AF6, 6.434%, 2031                                                         7,750,000                8,081,700

GE Capital Mortgage Services:

   Ser. 1999-21, Cl. B3, 6.75%, 2014                                                            638,547  (b)             603,228

   Ser. 1999-21, Cl. B4, 6.75%, 2014                                                            238,881  (b)             197,973

Residential Asset Securities Corp.,

   Ser. 2001-KS3, Cl. AI6, 5.96%, 2031                                                       16,718,000               17,213,010

                                                                                                                      36,008,151

AUTO LOANS--.9%

Ford Motor Credit,

   Global Landmark Securities, 7.25%, 2011                                                   10,740,000               10,833,567

AUTOMOTIVE--1.2%

American Axle & Manufacturing,

   Sr. Notes, 9.75%, 2009                                                                     2,008,000                2,073,260

GMAC:

   Notes, 3.75%, 2003                                                                         5,000,000  (c)           4,996,880

   Notes, 6.875%, 2011                                                                        5,749,000                5,665,668

Hayes Lemmerz International,

   Sr. Notes, 11.875%, 2006                                                                   3,668,000  (b),(d)       1,467,200

                                                                                                                      14,203,008

BANKING--1.6%

Capital One Financial:

   Notes, 7.25%, 2003                                                                         4,800,000                4,884,192

   Notes, 7.25%, 2006                                                                         9,685,000                9,489,295

Zions Bancorporation,

   Sub. Notes, 6.5%, 2011                                                                     4,950,000  (b,c)         5,005,262

                                                                                                                      19,378,749

CABLE AND MEDIA--2.7%

Adelphia Communications:

   Sr. Notes, 9.75%, 2002                                                                       300,000                  301,875

   Sr. Notes, 10.25%, 2011                                                                    1,873,000                1,751,255

Charter Communications Holdings/Capital:

   Sr. Discount Notes, 0/11.75%, 2011                                                         5,641,000  (e)           3,426,908

   Sr. Notes, 8.625%, 2009                                                                    7,162,000                6,875,520

Clear Channel Communications,

   Notes, 6%, 2006                                                                            4,010,000                4,030,415

Fox Family Worldwide,

   Sr. Notes, 9.25%, 2007                                                                     6,850,000                7,483,625

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CABLE AND MEDIA (CONTINUED)

Time Warner Telecom,

   Deb., 7.25%, 2017                                                                          9,112,000                9,367,109

                                                                                                                      33,236,707

CHEMICALS--.3%

Huntsman ICI Chemicals,

   Sr. Sub. Notes, 9.5%, 2007                                                                 4,950,000  (b,d)           321,750

Lyondell Chemical,

   Gtd. Sr. Notes, Ser. A, 9.625%, 2007                                                       3,997,000                3,847,112

                                                                                                                       4,168,862

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--13.0%

Bank of America Large Loans,

   Ser. 2001-1166, Cl. C, 4.833%, 2005                                                        7,250,000                7,228,975

Bear Stearns Commercial Mortgage Securities,

   Ser. 2001-TOP2, Cl. A1, 6.08%, 2035                                                       10,435,689               10,974,275

COMM,

   Ser. 2000-FL2A, Cl. E, 3.515%, 2011                                                        5,965,000  (b,c)         5,957,794

CS First Boston Mortgage Securities:

   Ser. 1998-C1, Cl. A1A, 6.26%, 2040                                                        18,292,309               19,355,984

   Ser. 1998-C1, Cl. C, 6.78%, 2009                                                          11,417,000               12,130,481

   Ser. 2001-CF2, Cl. A4, 6.505%, 2034                                                       10,000,000               10,687,800

   Ser. 2001-SPGA, Cl. A2, 6.515%, 2018                                                      10,500,000  (b)          10,909,752

Chase Commercial Mortgage Securities,

   Ser. 2001-245, Cl. A1, 6.173%, 2016                                                        7,500,000  (b,c)         7,815,975

Chase Manhattan Bank-First Union National,

   Ser. 1999-1, Cl. A1, 7.134%, 2031                                                         12,149,949               13,188,375

First Union National Bank Commercial Mortgage,

   Ser. 2001-C2, Cl. A1, 6.204%, 2043                                                         6,887,254                7,263,902

GS Mortgage Securities II,

   Ser. 2001-LIBA, Cl. C, 6.733%, 2016                                                        9,872,000  (b)           9,896,680

LB-UBS Commercial Mortgage Trust,

   Ser. 2001-C3, Cl. A2, 6.365%, 2028                                                         7,000,000                7,430,075

Prudential Securities Secured Financing,

   Ser. 1999-C2, Cl. A1, 6.955%, 2031                                                         8,008,751                8,648,288

Structured Asset Securities, REMIC,

   Ser. 1996-CFL, Cl. H, 7.75%, 2028                                                          4,750,000  (b)           5,129,564

TIAA CMBS I Trust Commercial Mortgage,

   Ser. 1999-1, Cl. A, 7.17%, 2032                                                            9,760,608  (b)          10,538,431

Trizechahn Office Properties Trust,

   Ser. 2001-TZHA, Cl. A2, 6.093%, 2016                                                      12,043,000  (b)          12,347,838

                                                                                                                     159,504,189

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER--.7%

Dial,

   Sr. Notes, 7%, 2006                                                                        6,767,000                6,926,173

Sleepmaster,

   Sr. Sub. Notes, Ser. B, 11%, 2009                                                          7,351,000  (f)           1,286,425

                                                                                                                       8,212,598

FINANCE--3.9%

Armkel/Finance,

   Sr. Sub. Notes, 9.5%, 2009                                                                 2,946,000  (b)           3,093,300

Citigroup,

   Notes, 6.5%, 2011                                                                          9,980,000               10,659,458

Credit-Backed Steers Trust 2001:

   Floating Rate Trust Ctfs., 6.612%, 2004                                                    2,888,000  (b,c)         2,864,867

   Trust Ctfs.,

      Ser. VZ-1, 5.565%, 2005                                                                11,500,000  (b)          11,405,010

Household Finance,

   Notes, 6.375%, 2011                                                                       14,031,000                14,274,087

TIERS,

  Fixed Rate Trust Ctfs.,

      Ser. MIR 2001-14, 7.2%, 2004                                                            5,900,000  (b)           6,042,102

                                                                                                                      48,338,824

FOOD AND BEVERAGES--.5%

Tyson Foods,

   Notes, 7%, 2028                                                                            6,805,000                5,745,393

FOREIGN/GOVERNMENTAL--.0%

Republic of Argentina:

   Deb., 11.25%, 2004                                                                               400                      224

   Notes, 12.25%, 2018                                                                          885,488                  365,264

                                                                                                                         365,488

HOTELS--.3%

Hilton,

   Notes, 7.625%, 2008                                                                        3,687,000                3,526,213

INDUSTRIAL--.4%

Corning:

   Conv. Notes, 0%, 2005                                                                      2,000,000  (g)           1,025,000

   Notes, 6.25%, 2010                                                        EUR              5,810,000  (b)           3,660,706

                                                                                                                       4,685,706

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INFORMATION/DATA TECHNOLOGY--1.5%

Amkor Technology:

   Sr. Notes, 9.25%, 2006                                                                     1,003,000                  867,595

   Sr. Notes, 9.25%, 2008                                                                     1,770,000                1,513,350

Computer Sciences,

   Notes, 6.75%, 2006                                                                         4,344,000                4,602,724

Hewlett-Packard,

   Conv. Liquid Yield Option Notes, 0%, 2017                                                  4,579,000                2,100,616

Lucent Technologies,

   Deb., 6.45%, 2029                                                                         10,923,000                6,936,105

Metronet Communications,

   Sr. Discount Notes, 0/9.95%, 2008                                                          5,398,000  (e)           2,558,598

                                                                                                                      18,578,988

INSURANCE--1.8%

Ace Capital Trust II,

   Gtd. Capital Securities, 9.7%, 2030                                                        6,528,000                7,453,853

Conseco:

   Notes, 8.5%, 2002                                                                            602,000                  439,460

   Notes, 8.75%, 2004                                                                         1,055,000                  532,775

   Notes, 6.8%, 2005                                                                          4,498,000                2,046,590

   Sr. Sub. Notes, 10.25%, 2002                                                               3,892,000                3,191,440

PXRE Capital Trust I,

   Capital Securities, 8.85%, 2027                                                            2,666,000                1,636,743

Zurich Capital Trust I,

   Gtd. Capital Securities, 8.376%, 2037                                                      6,850,000  (b)           6,962,313

                                                                                                                      22,263,174

LEASING--2.2%

Case,

   Notes, Ser. B, 6.25%, 2003                                                                 7,987,000                7,295,014

Heller Financial,

   Notes, 8%, 2005                                                                           10,676,000               12,028,318

International Lease Finance,

   Notes, 5.75%, 2006                                                                         7,650,000                7,711,797

                                                                                                                      27,035,129

MACHINERY--.9%

Briggs & Stratton,

   Sr. Notes, 8.875%, 2011                                                                    2,151,000                2,231,663

National Equipment Services,

   Sr. Sub. Notes, Ser. D, 10%, 2004                                                            646,000                  442,510


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

MACHINERY (CONTINUED)

Neenah:

   Sr. Notes, Ser. B, 11.125%, 2007                                                           4,047,000                2,165,145

   Sr. Notes, Ser. D, 11.125%, 2007                                                           1,281,000                  685,335

   Sr. Notes, Ser. F, 11.125%, 2007                                                             699,000                  373,965

Terex:

   Gtd. Sr. Notes, 8.875%, 2008                                                               2,013,000                1,922,415

   Sr. Sub. Notes, Ser. B, 10.375%, 2011                                                      2,608,000                2,699,280

                                                                                                                      10,520,313

METALS AND MINING--.5%

Phelps Dodge,

   Sr. Notes, 9.5%, 2031                                                                      6,415,000                5,740,033

OIL AND GAS--1.9%

Alberta Energy,

   Notes, 7.375%, 2031                                                                        7,000,000                7,218,078

Ocean Energy,

   Sr. Sub. Notes, Ser. B, 8.375%, 2008                                                       2,960,000                3,093,200

Petroleum Geo-Services,

   Notes, 7.5%, 2007                                                                          2,000,000                1,895,556

   Sr. Notes, 7.125%, 2028                                                                    5,000,000                3,706,385

Pioneer Natural Resources,

   Gtd. Sr. Notes, 7.2%, 2028                                                                 4,581,000                4,025,219

Triton Energy,

   Sr. Notes, 9.25%, 2005                                                                     2,500,000                2,762,500

                                                                                                                      22,700,938

PAPER PRODUCTS--2.3%

Abitibi-Consolidated,

   Deb., 8.85%, 2030                                                                         11,792,000               11,909,991

Corporation Durango S.A. de C.V.,

   Sr. Notes, 13.125%, 2006                                                                   3,500,000                3,158,750

International Paper,

   Notes, 6.75%, 2011                                                                         5,705,000                5,866,052

Weyerhaeuser,

   Notes, 5.95%, 2008                                                                         6,970,000  (b)           7,025,948

                                                                                                                      27,960,741

PHARMACEUTICALS--.7%

Pfizer,

   Notes, 3.625%, 2004                                                                        8,765,000                8,856,165

                                                                                                     The Fund


STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST--1.6%

Crescent Real Estate Equities,

   Notes, 7%, 2002                                                                           10,950,000               10,953,504

iStar Financial,

   Sr. Notes, 8.75%, 2008                                                                     9,197,000                9,232,868

                                                                                                                      20,186,372

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS.--3.6%

Bank of America Mortgage Securities:

   Ser. 1999-6, Cl. B4, 6.25%, 2014                                                             539,019  (b)             498,360

   Ser. 1999-10, Cl. B4, 6.5%, 2014                                                             272,786  (b)             253,938

   Ser. 1999-10, Cl. B5, 6.5%, 2014                                                             136,846  (b)             114,135

   Ser. 2000-6, Cl. B4, 7.75%, 2030                                                             744,970  (b)             661,539

   Ser. 2000-6, Cl. B6, 7.75%, 2030                                                             595,809  (b)             186,687

   Ser. 2001-9, Cl. 2B5, 6.5%, 2016                                                             126,000  (b)              95,969

   Ser. 2001-9, Cl. 2B6, 6.5%, 2016                                                             126,284  (b)              35,465

Bear Stearns Mortgage Securities,

   REMIC, Ser. 1995-1, Cl. 2B4, 7.4%, 2010                                                      150,176  (b)             152,239

Chase Mortgage Finance, REMIC:

   Ser. 1994-E, Cl. B5, 6.25%, 2010                                                             109,185  (b)             106,923

   Ser. 1998-S5, Cl. B5, 6.5%, 2013                                                             257,978  (b)             115,445

   Ser. 1999-S3, Cl. B4, 6.25%, 2014                                                            152,016  (b)             127,716

   Ser. 1999-S6, Cl. B3, 6.25%, 2014                                                            600,576  (b)             557,031

   Ser. 1999-S6, Cl. B4, 6.25%, 2014                                                            300,288  (b)             251,330

   Ser. 1999-S7, Cl. B3, 6.25%, 2014                                                            335,697  (b)             311,669

   Ser. 1999-S13, Cl. B2, 6.5%, 2014                                                            546,585                  561,770

   Ser. 2000-S2, Cl. B3, 7.5%, 2030                                                             443,689  (b)             438,680

   Ser. 2000-S5, Cl. B3, 7.75%, 2030                                                            415,354  (b)             410,691

Countrywide Home Loans:

   Ser. 1994-J, Cl. B3, 7.75%, 2024                                                           1,556,370                1,655,740

   Ser. 2000-5, Cl. B3, 7.75%, 2030                                                           4,087,764  (b)           3,638,715

   Ser. 2000-9, Cl. B2, 7.75%, 2031                                                           2,503,357                2,567,091

   Ser. 2000-10, Cl. B3, 7.567%, 2031                                                         1,347,353  (b)           1,258,784

   Ser. 2000-10, Cl. B4, 7.567%, 2031                                                           898,235  (b)             627,527

GE Capital Mortgage Services, REMIC:

   Ser. 1993-11, Cl. B4, 6%, 2008                                                                90,183  (b)              90,924

   Ser. 1993-15, Cl. B3, 6%, 2008                                                               267,094  (b)             269,365

   Ser. 1994-21, Cl. B4, 6.5%, 2009                                                             177,175  (b)             175,721

   Ser. 1994-22, Cl. B2, 6%, 2009                                                               116,170                  119,696

   Ser. 1996-10, Cl. B3, 6.75%, 2011                                                            398,359  (b)             398,614

   Ser. 1996-12, Cl. B2, 7.25%, 2011                                                            634,176  (b)             660,607

   Ser. 1996-12, Cl. B3, 7.25%, 2011                                                            271,477  (b)             272,620

   Ser. 1996-14, Cl. 2B3, 7.25%, 2011                                                           202,297  (b)             202,277

   Ser. 1997-13, Cl. B2, 6.75%, 2012                                                            827,338                  861,785

   Ser. 1998-1, Cl. B2, 6.75%, 2013                                                             416,335                  430,222


                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

GE Capital Mortgage Services, REMIC: (continued)

   Ser. 1998-10, Cl. 2B4, 6.5%, 2013                                                            191,930  (b)             169,061

   Ser. 2000-5, Cl. B5, 7.25%, 2015                                                             179,473  (b)              52,047

   Ser. 2000-8, Cl. B4, 7.5%, 2015                                                              238,007  (b)             219,095

   Ser. 2000-10, Cl. B4, 7.75%, 2030                                                          1,921,300  (b)           1,640,414

MORSERV:

   Ser. 1996-1, Cl. B2, 7%, 2011                                                                579,186                  614,709

   Ser. 1996-1, Cl. B3, 7%, 2011                                                                289,593  (b)             296,463

Norwest Asset Securities:

   Ser. 1997-11, Cl. B3, 7%, 2027                                                               717,932  (b)             691,061

   Ser. 1997-15, Cl. B3, 6.75%, 2012                                                            414,296  (b)             407,018

   Ser. 1997-20, Cl. B4, 6.75%, 2012                                                            209,676  (b)             191,764

   Ser. 1998-2, Cl. B3, 6.5%, 2028                                                              479,043                  437,338

   Ser. 1998-11. Cl. B3, 6.5%, 2013                                                             631,751                  654,111

   Ser. 1998-11, Cl. B4, 6.5%, 2013                                                             757,933  (b)             728,349

   Ser. 1998-13, Cl. B4, 6.25%, 2028                                                            720,713  (b)             651,309

   Ser. 1998-18, Cl. B4, 6.25%, 2028                                                            842,893  (b)             752,167

   Ser. 1999-19, Cl. B4, 6.25%, 2014                                                            448,491  (b)             422,424

   Ser. 1999-22, Cl. B5, 6.5%, 2014                                                             271,601  (b)             212,316

   Ser. 1999-24, Cl. B4, 7%, 2029                                                             1,176,839  (b)           1,080,011

   Ser. 2000-1, Cl. B4, 7.25%, 2030                                                             592,503  (b)             562,543

Ocwen Residential MBS,

   Ser. 1998-R1, Cl. B1, 7%, 2040                                                             2,827,812  (b)           2,834,882

PNC Mortgage Securities, REMIC:

   Ser. 1998-2, Cl. III-B4, 6.75%, 2013                                                         410,789  (b)             398,862

   Ser. 1998-2, Cl. III-B5, 6.75%, 2013                                                         328,631  (b)             296,234

   Ser. 1998-2, Cl. IV-B4, 6.75%, 2027                                                          250,917  (b)             245,641

   Ser. 1998-2, Cl. IV-B5, 6.75%, 2027                                                          250,917  (b)             199,979

Prudential Home Mortgage Securities, REMIC:

   Ser. 1994-A, Cl. 5B, 6.79%, 2024                                                           1,172,920  (b)           1,245,173

   Ser. 1996-7, Cl. B2, 6.75%, 2011                                                             548,360                  573,813

   Ser. 1996-7, Cl. B3, 6.75%, 2011                                                           1,426,304  (b)           1,424,881

   Ser. 1996-7, Cl. B4, 6.75%, 2011                                                             657,747  (b)             626,236

Residential Accredit Loans,

   Ser. 1997-QS6, Cl. B1, 7.5%, 2012                                                            300,415                  299,269

Residential Funding Mortgage Securities I, REMIC:

   Ser. 1994-S5, Cl. B1, 6.5%, 2024                                                           1,191,980                1,172,697

   Ser. 1997-S19, Cl. B1, 6.5%, 2012                                                            666,378  (b)             645,264

   Ser. 1997-S19, Cl. B2, 6.5%, 2012                                                            285,567  (b)             257,282

   Ser. 1997-S21, Cl. B1, 6.5%, 2012                                                            383,605  (b)             370,716

   Ser. 1998-S14, Cl. B1, 6.5%, 2013                                                            582,883  (b)             558,273

   Ser. 1998-S22, Cl. B2, 6.5%, 2013                                                            331,246                  288,719

   Ser. 1999-S23, Cl. B2, 7.25%, 2029                                                           673,007  (b)             519,383

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS. (CONTINUED)

Residential Funding Mortgage Securities I, REMIC: (continued)

   Ser. 1999-S23, Cl. B3, 7.25%, 2029                                                           672,734  (b)             254,518

   Ser. 2000-S7, Cl. B1, 8%, 2030                                                               372,178  (b)             369,722

   Ser. 2000-S7, Cl. B3, 8%, 2030                                                               414,050  (b)             133,876

   Ser. 2000-S13, Cl. B2, 7.75%, 2030                                                           516,124                  331,360

   Ser. 2000-S13, Cl. B3, 7.75%, 2030                                                           516,207                  160,024

   Ser. 2001-S13, Cl. B1, 6.5%, 2016                                                            530,085                  472,598

Structured Asset Securities, REMIC:

   Ser. Greenpoint 1996-A, Cl. B1, 8.325%, 2027                                               1,557,455  (b,c)         1,585,685

   Ser. Greenpoint 1996-A, Cl. B2, 8.325%, 2027                                                 622,640  (b,c)           691,131

   Ser. Greenpoint 1996-A, Cl. B4, 8.325%, 2027                                                 373,755  (b,c)           351,330

                                                                                                                      44,199,023

RETAIL--.2%

Penney (JC),

   Deb., 6.9%, 2003                                                                           2,000,000  (h)           1,967,482

TELECOMMUNICATIONS--9.5%

American Tower,

   Sr. Notes, 9.375%, 2009                                                                    8,079,000                6,604,583

Bellsouth,

   Gtd. ESOP Notes, Ser. A, 9.125%, 2003                                                        220,226                  228,305

British Telecommunications,

   Notes, 8.125%, 2010                                                                       13,810,000               15,806,180

Cable & Wireless Optus Finance Property,

   Gtd. Notes, 8%, 2010                                                                       7,600,000  (b)           8,590,842

Citizens Communications,

   Sr. Notes, 9%, 2031                                                                       10,500,000  (b)          11,160,408

Crown Castle International,

   Sr. Notes, 9.375%, 2011                                                                    3,929,000                3,437,875

France Telecom,

   Bonds, 8.5%, 2031                                                                          6,568,000  (b)           7,494,351

Global Crossing Holdings,

   Sr. Sub. Deb., 8.7%, 2007                                                                 13,523,000                2,163,680

Marconi:

   Bonds, 8.375%, 2030                                                                        5,647,000                2,030,915

   Gtd. Sr. Notes, 5.625%, 2005                                              EUR              7,320,000                2,375,290

   Notes, 7.75%, 2010                                                                         2,103,000                  789,576

Motorola,

   Deb., 5.22%, 2097                                                                            950,000                  590,749

NTL:

   Sr. Notes, Ser. B, 11.5%, 2006                                                             1,130,000                  683,650

   Sr. Notes, Ser. B, 11.5%, 2008                                                             1,130,000                  661,050

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)

Nextel Communications:

   Conv. Sub. Deb., 5.25%, 2010                                                                 900,000                  471,375

   Sr. Discount Notes, 0/10.65%, 2007                                                         2,675,000  (e)           1,772,188

   Sr. Notes, 9.375%, 2009                                                                    7,238,000                5,102,790

   Sr. Notes, 9.5%, 2011                                                                      2,588,000                1,785,720

Nortel Networks

  Lease Pass-Through Trust,

  Pass-Through Trust Ctfs.,

   Ser. 2001-1, 11.629%, 2016                                                                 4,139,983                3,091,404

TeleCorp PCS,

   Gtd. Sr. Discount Notes, 0/11.625%, 2009                                                   3,680,000  (e)           3,247,600

Tritel PCS:

   Sr. Discount Notes, 0/12.75%, 2009                                                         7,496,000  (e)           6,549,630

   Sr. Sub. Notes, Ser. B, 10.375%, 2011                                                      8,309,000                9,576,123

Williams Communications Group,

   Sr. Notes, 10.875%, 2009                                                                  11,039,000                4,691,575

WorldCom,

   Bonds, 8.25%, 2031                                                                        17,375,000               17,841,102

                                                                                                                     116,746,961

TEXTILES--.3%

Levi Strauss & Co.:

   Notes, 6.8%, 2003                                                                          2,175,000                1,707,375

   Sr. Notes, 11.625%, 2008                                                                   3,391,000                2,390,655

                                                                                                                       4,098,030

U.S. GOVERNMENTS--10.1%

U.S. Treasury Bonds:

   5.375%, 2/15/2031                                                                         59,626,000               64,162,942

   6.125%, 8/15/2029                                                                          6,300,000                7,327,656

U.S. Treasury Inflation Protection Securities:

   3.5%, 1/15/2011                                                                           15,500,000  (i)          16,453,566

   3.625%, 1/15/2008                                                                         13,400,000  (i)          15,402,349

U.S. Treasury Notes:

   5%, 2/15/2011                                                                              8,407,000                8,875,942

   5%, 8/15/2011                                                                             11,184,000               11,837,034

                                                                                                                     124,059,489

U.S. GOVERNMENT AGENCIES--2.2%

Federal Home Loan Mortgage Corp.,

   Notes, 5.875%, 3/21/2011                                                                       1,000                    1,055

Federal National Mortgage Association,

   Notes, 6%, 5/15/2011                                                                       7,500,000                8,128,125

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

Tennessee Valley Authority:

   Bonds, 5.88%, 4/3/2006                                                                     1,000,000  (j)           1,071,829

   Valley Indexed Principal Securities,

      3.375%, 1/15/2007                                                                      15,673,000  (i)          17,698,855

                                                                                                                      26,899,864

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--17.5%

Federal Home Loan Mortgage Corp.:

   6%, 4/1/2014                                                                               1,396,599                1,447,226

   REMIC, Multiclass Mortgage Participation Ctfs.

      (Interest Only Obligation):

         Ser. 2048, Cl. PJ, 7%, 4/15/2028                                                     2,732,514  (k)             553,334

         Ser. 2113, Cl. MI, 6.5%, 4/15/2024                                                  20,976,074  (k)           1,823,853

Federal National Mortgage Association:

   6%, 7/1/2029                                                                               2,211,595                2,244,062

   6.406%, 1/1/2011                                                                           8,428,479                9,050,327

   6.5%                                                                                      27,550,000  (l)          28,342,063

   6.5%, 6/1/2014-7/1/2029                                                                    5,306,808                5,492,131

   7%, 9/1/2014-11/1/2028                                                                     2,219,467                2,328,838

   7.5%, 7/1/2029                                                                             2,008,104                2,114,775

   REMIC Trust, Gtd. Pass-Through Ctfs.

      (Collateralized by FNMA Pass-Through Ctfs.)

      (Interest Only Obligation):

         Ser. 1996-70, Cl. PL, 7%, 2/25/2026                                                  9,446,128  (k)             900,334

         Ser. 1997-56, Cl. PM, 7%, 6/18/2026                                                  2,444,413  (k)             248,377

         Ser. 1997-74, Cl. PK, 7%, 11/18/2027                                                 4,593,642  (k)             714,163

Government National Mortgage Association I:

   6%                                                                                        10,000,000  (l)          10,165,600

   6.5%, 4/15/2029                                                                            2,347,463                2,427,418

   7%                                                                                        20,322,000  (l)          21,204,584

   7%, 10/15/2028                                                                             1,377,388                1,440,652

   7.5%, 1/15/2002-8/15/2029                                                                  1,136,691                1,196,706

   Construction Loan,

      6.8%, 4/15/2040                                                                        12,633,456               13,624,299

   Project Loan:

      6.495%, 7/15/2030                                                                       9,892,907               10,406,102

      6.5%, 9/15/2033                                                                         1,204,101                1,283,405

Government National Mortgage Association II:

   5.25%, 4/20/2030                                                                           3,793,296  (m)           3,850,196

   6%, 7/20/2030                                                                              3,723,386  (m)           3,782,728

   6.5%                                                                                      41,663,000  (l,m)        42,717,491

   7%                                                                                        15,493,000  (l)          16,132,086

   7.5%                                                                                      11,033,000  (l)          11,560,488

   7.5%, 11/20/2029-5/20/2031                                                                18,793,438               19,718,831

                                                                                                                     214,770,069

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount(a)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES/GAS AND ELECTRIC--4.4%

Calpine,

   Sr. Notes, 8.5%, 2011                                                                      5,621,000                5,665,293

Cinergy,

   Deb., 6.25%, 2004                                                                          3,077,000                3,174,113

Marketspan,

   Deb., 8.2%, 2023                                                                           3,394,000                3,547,351

Marlin Water Trust II/Capital II,

   Sr. Secured Notes, 6.31%, 2003                                                             4,885,000  (b,d)         3,612,692

Mission Energy Holding,

   Sr. Notes, 13.5%, 2008                                                                     3,958,000  (b)           4,432,960

PPL Energy Supply,

   Sr. Notes, 6.4%, 2011                                                                      5,810,000  (b)           5,786,812

Southern Energy,

   Sr. Notes, 7.9%, 2009                                                                     15,600,000  (b)          16,012,027

TXU Electric,

   Sr. Notes, Ser. J, 6.375%, 2006                                                            4,108,000                4,280,807

TXU Electric Capital V,

   Capital Securities, 8.175%, 2037                                                           6,516,000                7,669,697

                                                                                                                      54,181,752

TOTAL BONDS AND NOTES

   (cost $1,189,498,758)                                                                                           1,186,489,714
------------------------------------------------------------------------------------------------------------------------------------

OTHER SECURITIES--4.5%
-----------------------------------------------------------------------------------------------------------------------------------

BANKING/FINANCE--3.6%

Abbey National Capital Trust I,

  Gtd. Non-Cumulative Trust Preferred Securities,

   8.963%, 6/30/2030                                                                         14,296,000  (n,o)        16,932,740

Royal Bank of Scotland Group,

  Conv. Non-Cumulative Dollar Preference Shares,

   7.648%, 9/30/2031                                                                         12,187,000  (o)          12,864,756

Sun Life of Canada Capital Trust I,

  Gtd. Capital Securities,

   8.526%, 5/6/2007                                                                           6,971,000  (b,n,o)       7,342,645

Svenska Handelsbanken,

   Sub. Notes, 7.125%, 3/7/2007                                                               6,120,000  (b,n,o)       6,520,132

                                                                                                                      43,660,273

YANKEE--.9%

HSBC Capital Funding,

  Preferred Securities,

   Ser. 2, 10.176%, 6/30/2030                                                                 8,669,000  (b,n,o)      11,395,470

TOTAL OTHER SECURITIES

   (cost $53,239,934)                                                                                                 55,055,743

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

PREFERRED STOCKS--2.7%                                                                           Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

BROADCASTING--.6%

Paxson Communications,

   Cum., $1,325                                                                                     838                7,458,200

CABLE TELEVISION--.2%

Equity Securities Trust I,

   Cum. Conv., $2.34325                                                                          79,362                2,761,798

CONSTRUCTION--.1%

Kaiser Group Holdings,

   Cum., $3.85                                                                                   41,691                  958,893

FINANCIAL SERVICES--.0%

Merrill Lynch Capital Trust III,

   Cum., $1.75                                                                                   20,000                  493,880

INFORMATION/DATA TECHNOLOGY--.6%

Lucent Technologies,

   Conv., $80.00                                                                                  3,000  (b)           3,498,750

Motorola,

   Cum. Conv., $3.50 (units)                                                                     80,039  (p)           3,941,921

                                                                                                                       7,440,671

OIL AND GAS--.3%

EXCO Resources,

   Cum. Conv., $1.05                                                                            196,383                3,417,064

TELECOMMUNICATION--.8%

Centaur Funding,

   Ser. B, Cum. $90.80                                                                            8,049  (b)           9,162,716

Global Crossing,

   Cum. Conv., $17.50                                                                            11,265                   90,120

                                                                                                                       9,252,836

UTILITIES--.1%

AES Trust VII,

   Cum. Conv., $3.00                                                                             45,867                1,307,210

TOTAL PREFERRED STOCKS

   (cost $36,837,877)                                                                                                 33,090,552
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--.0%
-----------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION:

Kaiser Group Holdings                                                                            12,500  (q)              25,625

Kaiser Group Holdings (rights)                                                                   41,691  (q,r,t)               0

TOTAL COMMON STOCKS

   (cost $37,500)                                                                                                         25,625


                                                                                               Principal
SHORT-TERM INVESTMENTS--4.1%                                                                   Amount(a)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--3.7%

BP Amoco Capital,

   2.64%, 11/1/2001                                                                          10,655,000               10,655,000

Equilon Enterprises,

   2.61%, 11/1/2001                                                                           6,500,000                6,500,000

Philip Morris Cos.,

   2.62%, 11/1/2001                                                                          15,000,000               15,000,000

San Paolo IMI,

   2.63%, 11/1/2001                                                                          12,620,000               12,620,000

                                                                                                                      44,775,000

U.S. TREASURY BILLS--.4%

   2.31%, 11/15/2001                                                                            475,000  (s)             474,596

   2.82%, 11/29/2001                                                                          4,500,000  (s)           4,492,620

                                                                                                                       4,967,216

TOTAL SHORT-TERM INVESTMENTS

   (cost $49,739,702)                                                                                                 49,742,216
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,329,353,771)                                                          108.1%            1,324,403,850

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (8.1%)             (99,224,960)

NET ASSETS                                                                                       100.0%            1,225,178,890

(A)  PRINCIPAL AMOUNT STATED IN U.S. DOLLARS UNLESS OTHERWISE NOTED. EUR--EUROS

(B)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION,  NORMALLY TO QUALIFIED  INSTITUTIONAL  BUYERS. AT OCTOBER 31,
     2001, THESE SECURITIES AMOUNTED TO $249,962,343 OR 20.4% OF NET ASSETS.

     (C)  VARIABLE RATE SECURITY--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

     (D)  SUBSEQUENT  TO  10/31/2001,   THESE   SECURITIES   BECAME   NON-INCOME
          PRODUCING.

     (E)  ZERO  COUPON  UNTIL A SPECIFIED  DATE AT WHICH TIME THE STATED  COUPON
          RATE BECOMES EFFECTIVE.

     (F)  NON-INCOME PRODUCING--SECURITY IN DEFAULT.

     (G)  REFLECTS DATE SECURITY CAN BE REDEEMED AT HOLDER'S OPTION;  THE STATED
          MATURITY IS 11/8/2015.

     (H)  REFLECTS DATE SECURITY CAN BE REDEEMED AT HOLDER'S OPTION;  THE STATED
          MATURITY IS 8/15/2003.

     (I)  PRINCIPAL AMOUNT FOR ACCRUAL  PURPOSES IS PERIODICALLY  ADJUSTED BASED
          ON CHANGES IN THE CONSUMER PRICE INDEX.

     (J)  REFLECTS DATE SECURITY CAN BE REDEEMED AT HOLDER'S OPTION;  THE STATED
          MATURITY IS 4/1/2036.

     (K)  NOTIONAL FACE AMOUNT SHOWN.

     (L)  PURCHASED ON A FORWARD COMMITMENT BASIS.

     (M)  ADJUSTABLE RATE MORTGAGE--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

     (N)  THE STATED  INTEREST RATE IS IN EFFECT UNTIL A SPECIFIED DATE AT WHICH
          TIME THE INTEREST RATE BECOMES SUBJECT TO PERIODIC CHANGE.

     (O)  DATE  SHOWN  REPRESENTS  EARLIEST  DATE  THE  ISSUER  MAY  REDEEM  THE
          SECURITY.

     (P)  UNITS  REPRESENT A CONTRACT TO PURCHASE SHARES OF COMMON STOCK FOR $50
          AND A SENIOR NOTE WITH A PRINCIPAL AMOUNT OF $50.

     (Q)  NON-INCOME PRODUCING SECURITY.

     (R)  THE RIGHTS ALLOW THE HOLDER TO PUT PREFERRED STOCK BACK TO THE COMPANY
          UNDER CERTAIN CONDITIONS.

     (S)  PARTIALLY OR WHOLLY HELD BY A BROKER AS COLLATERAL  FOR OPEN FINANCIAL
          FUTURES POSITIONS.

     (T)  THE VALUE OF THIS SECURITY HAS BEEN DETERMINED IN GOOD FAITH UNDER THE
          DIRECTION OF THE BOARD OF TRUSTEES.





Issuer                                       Acquisition Date     Purchase Price ($)           Net Assets (%)       Valuation ($)
------------------------------------------------------------------------------------------------------------------------------------

Kaiser Group Holdings (rights)                      6/26/2001                .00                     .00                   .00


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

October 31, 2001



                                                         Market Value                             Unrealized
                                                         Covered by                           (Depreciation)
                                             Contracts  Contracts ($)       Expiration     at 10/31/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES LONG

Euro Currency                                      18       2,021,400    December 2001              (44,100)

U.S. Treasury 30 Year Bonds                        71       7,841,063    December 2001               (2,219)

FINANCIAL FUTURES SHORT

U.S. Treasury 5 Year Notes                        181      19,884,547    December 2001             (138,578)

U.S. Treasury 10 Year Notes                     1,204     134,264,812    December 2001           (4,182,867)

                                                                                                 (4,367,764)



SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

October 31, 2001

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,329,353,771 1,324,403,850

Cash                                                                  4,133,731

Receivable for investment securities sold                            96,549,357

Dividends and interest receivable                                    16,418,330

Receivable for shares of Beneficial Interest subscribed               6,336,505

Paydowns receivable                                                      14,410

Prepaid expenses and other assets                                       208,089

                                                                  1,448,064,272
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,044,098

Payable for investment securities purchased                         208,321,919

Payable for shares of Beneficial Interest redeemed                   11,171,846

Payable for futures variation margin--Note 4(a)                       2,056,590

Accrued expenses                                                        290,929

                                                                    222,885,382
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,225,178,890
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,224,476,09

Accumulated undistributed investment income--net                         46,521

Accumulated net realized gain (loss) on investments
   and foreign currency transactions                                  9,973,165

Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($4,367,764)
   net unrealized (depreciation) on financial futures]--Note 4(b)    (9,316,889)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,225,178,890

NET ASSET VALUE PER SHARE



                                                       Class A     Class B       Class C                Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                     926,023,456  207,481,732    85,819,249              5,854,453

Shares Outstanding                                  62,782,987   14,044,646     5,829,439                396,964
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                            14.75        14.77         14.72                  14.75



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund



STATEMENT OF OPERATIONS

Year Ended October 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                            54,908,078

Cash dividends                                                       1,605,859

TOTAL INCOME                                                        56,513,937

EXPENSES:

Management fee--Note 3(a)                                            4,511,600

Shareholder servicing costs--Note 3(c)                               2,393,880

Distribution fees--Note 3(b)                                           658,317

Registration fees                                                      260,725

Custodian fees--Note 3(c)                                              123,785

Trustees' fees and expenses--Note 3(d)                                  60,227

Professional fees                                                       53,670

Prospectus and shareholders' reports                                    33,753

Miscellaneous                                                           25,229

TOTAL EXPENSES                                                       8,121,186

INVESTMENT INCOME--NET                                              48,392,751
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency transactions
  (including options written)                                       18,682,396

Net realized gain (loss) on financial futures                       (3,281,871)

Net realized gain (loss) on forward currency exchange contracts        (13,509)

NET REALIZED GAIN (LOSS)                                            15,387,016

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions [including ($4,213,623)
  net unrealized (depreciation) on financial futures]               (6,318,008)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               9,069,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                57,461,759

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                             -----------------------------------

                                                     2001             2000(a,b)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         48,392,751           21,618,198

Net realized gain (loss) on investments        15,387,016            2,353,782

Net unrealized appreciation (depreciation)
   on investments                              (6,318,008)          (3,231,921)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   57,461,759           20,740,059
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (41,382,882)         (22,004,412)

Class B shares                                 (4,691,176)            (101,699)

Class C shares                                 (1,913,827)             (36,849)

Class R shares                                   (228,082)                 (45)

TOTAL DIVIDENDS                               (48,215,967)         (22,143,005)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                896,309,369          182,974,308

Class B shares                                206,270,280            9,982,814

Class C shares                                 84,989,384            5,134,831

Class R shares                                  6,339,884                1,002

Dividends reinvested:

Class A shares                                 33,617,462           15,449,224

Class B shares                                  2,827,390               55,876

Class C shares                                  1,180,367               26,036

Class R shares                                    223,139                   45

Cost of shares redeemed:

Class A shares                               (400,574,727)         (85,637,789)

Class B shares                                (10,881,142)            (163,980)

Class C shares                                 (3,875,060)          (1,316,786)

Class R shares                                   (711,794)                  -

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           815,714,552          126,505,581

TOTAL INCREASE (DECREASE) IN NET ASSETS       824,960,344          125,102,635
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           400,218,546          275,115,911

END OF PERIOD                               1,225,178,890          400,218,546

Undistributed investment income--net               46,521               65,526

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                     Year Ended October 31,
                                             -----------------------------------

                                                     2001            2000(a,b)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(C)

Shares sold                                    60,523,066           12,785,953

Shares issued for dividends reinvested          2,270,404            1,081,570

Shares redeemed                               (27,110,105)          (5,996,065)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  35,683,365            7,871,458
--------------------------------------------------------------------------------

CLASS B(C)

Shares sold                                    13,901,404              696,548

Shares issued for dividends reinvested            190,612                3,897

Shares redeemed                                  (736,372)             (11,443)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  13,355,644              689,002
--------------------------------------------------------------------------------

CLASS C

Shares sold                                     5,743,389              359,151

Shares issued for dividends reinvested             79,829                1,822

Shares redeemed                                  (262,773)             (91,979)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   5,560,445              268,994
--------------------------------------------------------------------------------

CLASS R

Shares sold                                       429,912                   71

Shares issued for dividends reinvested             15,030                    3

Shares redeemed                                   (48,052)                  -

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     396,890                   74

     (A) FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000 FOR CLASS B, CLASS C AND CLASS R SHARES.

     (B)  ON MARCH 1, 2000,  OUTSTANDING  SHARES  WERE  RECLASSIFIED  AS CLASS A
          SHARES.

     (C) DURING THE PERIOD ENDED OCTOBER 31, 2001, 13,572 CLASS B SHARES REPRESENTING $199,501 WERE AUTOMATICALLY CONVERTED TO 13,590 CLASS A SHARES AND DURING THE PERIOD ENDED OCTOBER 31, 2000, 13,857 CLASS B SHARES REPRESENTING $276,316 WERE AUTOMATICALLY CONVERTED TO 13,304 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                 Year Ended October 31,
                                                                     --------------------------------------------

CLASS A SHARES                                                   2001      2000      1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                            14.26     14.31     14.40        14.86         14.24

Investment Operations:

Investment income--net                                            .97       .94       .98         1.01          1.05

Net realized and unrealized gain (loss)
   on investments                                                 .49      (.02)     (.09)        (.45)          .59

Total from Investment Operations                                 1.46       .92       .89          .56          1.64

Distributions:

Dividends from investment income--net                            (.97)     (.97)     (.98)       (1.02)        (1.02)

Net asset value, end of period                                  14.75     14.26     14.31        14.40         14.86
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                10.42(a)   6.65(a)   6.38         3.74         11.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                                          .99      1.00      1.04         1.02          1.03

Ratio of interest expense
   to average net assets                                           --       .01       .14          .03           .06

Ratio of net investment income
   to average net assets                                         6.56      6.60      6.80         6.76          7.25

Portfolio Turnover Rate                                        516.45    576.17    284.63       313.40        347.68
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         926,023   386,547   275,116     283,336       275,518

(A) EXCLUSIVE OF SALES CHARGE.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Year Ended October 31,
                                                         -----------------------

CLASS B SHARES                                               2001     2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                        14.28    14.14

Investment Operations:

Investment income--net                                        .89      .57

Net realized and unrealized gain (loss)
   on investments                                             .49      .14

Total from Investment Operations                             1.38      .71

Distributions:

Dividends from investment income--net                        (.89)    (.57)

Net asset value, end of period                              14.77    14.28
--------------------------------------------------------------------------------

TOTAL RETURN (%)(B)                                          9.80     7.55(c)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                      1.55     1.50(c)

Ratio of net investment income
   to average net assets                                     5.84     5.61(c)

Portfolio Turnover Rate                                    516.45   576.17
-------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                     207,482    9,842

(A) FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(B) EXCLUSIVE OF SALES CHARGE.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                        Year Ended October 31,
                                                          ----------------------

CLASS C SHARES                                               2001     2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                        14.23    14.14

Investment Operations:

Investment income--net                                        .85      .54

Net realized and unrealized gain (loss)
   on investments                                             .49      .09

Total from Investment Operations                             1.34      .63

Distributions:

Dividends from investment income--net                        (.85)    (.54)

Net asset value, end of period                              14.72    14.23
--------------------------------------------------------------------------------

TOTAL RETURN (%)(B)                                          9.54     6.73(c)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                      1.77     1.69(c)

Ratio of net investment income
   to average net assets                                     5.58     5.11(c)

Portfolio Turnover Rate                                    516.45   576.17
-------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                      85,819    3,829

(A) FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(B) EXCLUSIVE OF SALES CHARGE.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        Year Ended October 31,
                                                          ----------------------

CLASS R SHARES                                               2001    2000(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                        14.26   14.14

Investment Operations:

Investment income--net                                       1.01     .62

Net realized and unrealized gain (loss)
   on investments                                             .48     .13

Total from Investment Operations                             1.49     .75

Distributions:

Dividends from investment income--net                       (1.00)   (.63)

Net asset value, end of period                              14.75   14.26
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                            10.67    8.03(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                       .73    2.85(b)

Ratio of net investment income
   to average net assets                                     6.79    6.45(b)

Portfolio Turnover Rate                                    516.45  576.17
-------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                       5,854       1

(A) FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the "fund") is a separate diversified series of Dreyfus Premier Fixed Income Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

On February 7, 2001, the Board of Trustees approved a change of the Company's name from "Dreyfus Debt and Equity Funds" to "Dreyfus Premier Fixed Income Funds". This change was effective on February 12, 2001.

Dreyfus Service Corporation ("the Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, financial futures and options) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund received net earnings credits of $123,713 during the period ended October 31, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide" ). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums on fixed income securities which the fund does not cur

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

rently do. Upon adoption, the fund will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States. The effect of this adjustment, effective November 1, 2001, is to decrease accumulated net investment income with an offsetting increase to accumulated unrealized appreciation (depreciation) on securities of $765,328. This adjustment will therefore, have no effect on the net assets of the fund.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

During the period ended October 31, 2001, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $195,789 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets were not effected by this reclassification.

NOTE 2--Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2001, the fund did not borrow under either line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Distributor retained $89,823 during the period ended October 31, 2001 from commissions earned on sales of the fund's shares.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2001, Class B and Class C shares were charged $401,227 and $257,090, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2001, Class A, Class B and Class C shares were charged $1,585,142, $200,614 and $85,697, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for provid

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2001, the fund was charged $303,304 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2001 the fund was charged $123,785 pursuant to the custody agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and options transactions, during the period ended October 31, 2001, amounted to $4,899,975,187 and $4,036,580,116, respectively.

The following summarizes the fund' s call/put options written for the period ended October 31, 2001:



                                                       Face Amount                                   Options Terminated
                                                                                          -----------------------------------------
                                                        Covered by          Premiums                                Net Realized
Options Written                                      Contracts ($)          Received ($)          Cost ($)               Gain ($)
------------------------------------------------------------------------------------------------------------------------------------
Contracts outstanding
    October 31, 2000                                            --                   --

Contracts written                                       20,000,000               82,813

Contracts terminated;
    Expired                                             20,000,000               82,813               --                  82,813

CONTRACTS OUTSTANDING
    OCTOBER 31, 2001                                            --                   --




The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day' s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2001, are set forth in the Statement of Financial Futures.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At October 31, 2001, there were no open forward currency exchange contracts outstanding.

(b) At October 31, 2001, accumulated net unrealized depreciation on investments and financial futures was $9,317,685, consisting of $43,958,048 gross unrealized appreciation and $53,275,733 gross unrealized depreciation.

At October 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees Dreyfus Premier Core Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Premier Core Bond Fund (one of the funds comprising Dreyfus Premier Fixed Income Funds) as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of October 31, 2001 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Core Bond Fund at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

December 14, 2001

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates 2.22% of the ordinary dividends paid during the fiscal year ended October 31, 2001 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2002 of the percentage applicable to the preparation of their 2001 income tax returns.


                   For More Information

                        Dreyfus Premier Core Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

Distributor

Dreyfus Service Corporation

200 Park Avenue

New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation                                  031AR1001